Quarterly Holdings Report
for
Fidelity® Series Blue Chip Growth Fund
October 31, 2024
XS1-NPRT1-1224
1.967991.110
Common Stocks - 98.2%
	Shares	Value ($)
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	32,300	6,211,749
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale SA ADR	277,700	2,971,389
CANADA - 0.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Dollarama Inc	34,100	3,548,496
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (b)	365,800	11,777,796
TOTAL CONSUMER DISCRETIONARY		15,326,292

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp	130,800	6,835,213
Secure Energy Services Inc	319,400	3,557,937
		10,393,150
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc Subordinate Voting Shares (United States) (b)	134,800	9,220,320
IT Services - 0.2%
Shopify Inc Class A (b)	232,700	18,203,529
TOTAL INFORMATION TECHNOLOGY		27,423,849

TOTAL CANADA		53,143,291
CHINA - 1.9%
Consumer Discretionary - 0.5%
Automobiles - 0.0%
BYD Co Ltd H Shares	100,500	3,629,921
Broadline Retail - 0.4%
Alibaba Group Holding Ltd ADR	44,100	4,320,918
JD.com Inc ADR	206,000	8,367,720
PDD Holdings Inc Class A ADR (b)	227,400	27,422,166
		40,110,804
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc ADR	85,300	5,339,780
TAL Education Group Class A ADR (b)	547,300	6,085,976
		11,425,756
TOTAL CONSUMER DISCRETIONARY		55,166,481

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (c)(d)	784,278	1,427,386
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
NXP Semiconductors NV	678,535	159,116,458
TOTAL CHINA		215,710,325
DENMARK - 0.4%
Health Care - 0.4%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	129,996	15,966,109
Pharmaceuticals - 0.3%
Novo Nordisk A/S Class B ADR	310,700	34,782,865
TOTAL DENMARK		50,748,974
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (e)	699,800	12,491,430
FRANCE - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Hermes International SCA	3,101	6,995,836
LVMH Moet Hennessy Louis Vuitton SE	9,461	6,298,382

TOTAL FRANCE		13,294,218
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
adidas AG	27,800	6,657,858
Information Technology - 0.1%
Software - 0.1%
SAP SE ADR	45,700	10,677,348
TOTAL GERMANY		17,335,206
INDIA - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	1,375,252	5,548,902
Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd	57,200	1,094,806
Vodafone Idea Ltd (b)	70,627,924	6,790,974
		7,885,780
Consumer Discretionary - 0.2%
Automobiles - 0.0%
Hyundai Motor India Ltd (f)	49,749	1,068,565
Hyundai Motor India Ltd (f)	49,749	1,068,565
Hyundai Motor India Ltd	38,505	827,053
Mahindra & Mahindra Ltd	70,600	2,279,786
		5,243,969
Broadline Retail - 0.0%
Lenskart Solutions Pvt Ltd (b)(c)(d)	1,852,090	5,357,699
Hotels, Restaurants & Leisure - 0.2%
MakeMyTrip Ltd (b)	23,100	2,344,419
Zomato Ltd (b)	1,938,800	5,562,282
		7,906,701
TOTAL CONSUMER DISCRETIONARY		18,508,369

Consumer Staples - 0.0%
Food Products - 0.0%
Patanjali Foods Ltd	276,000	5,879,341
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Reliance Industries Ltd	548,849	8,678,155
Reliance Industries Ltd (b)	548,849	8,616,094
Reliance Industries Ltd GDR (g)	24,800	1,552,480
		18,846,729
Financials - 0.1%
Banks - 0.0%
ICICI Bank Ltd ADR	58,200	1,769,862
Financial Services - 0.1%
Aditya Birla Capital Ltd (b)	615,200	1,483,344
Jio Financial Services Ltd (b)	726,649	2,779,228
		4,262,572
TOTAL FINANCIALS		6,032,434

Industrials - 0.0%
Aerospace & Defense - 0.0%
Hindustan Aeronautics Ltd (h)	19,700	991,315
Construction & Engineering - 0.0%
Larsen & Toubro Ltd	82,900	3,561,017
Transportation Infrastructure - 0.0%
JSW Infrastructure Ltd	320,400	1,193,844
TOTAL INDUSTRIALS		5,746,176

Materials - 0.1%
Construction Materials - 0.0%
Grasim Industries Ltd	100,100	3,205,682
Metals & Mining - 0.1%
Hindalco Industries Ltd	136,700	1,109,210
Welspun Corp Ltd	521,700	4,491,265
		5,600,475
TOTAL MATERIALS		8,806,157

TOTAL INDIA		77,253,888
ISRAEL - 0.1%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)	61,224	2,350,389
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	682,100	12,577,925
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	15,421	44,258
TOTAL ISRAEL		14,972,572
JAPAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	60,000	1,048,013
Industrials - 0.0%
Machinery - 0.0%
Mitsubishi Heavy Industries Ltd	113,300	1,599,451
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	160,200	3,338,568
TOTAL JAPAN		5,986,032
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	26,374	1,213,204
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (b)(g)(h)	232,373	4,875,812
TOTAL LUXEMBOURG		6,089,016
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	27,700	18,629,635
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA Series A	23,790	3,463,836
On Holding AG Class A (b)	288,600	13,685,412
		17,149,248
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG (b)	34,400	3,219,112
TOTAL SWITZERLAND		20,368,360
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	535,700	102,072,278
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (b)	35,400	8,240,058
Flutter Entertainment PLC (United Kingdom) (b)	41,300	9,660,328
		17,900,386
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	142,589	5,847,249
TOTAL UNITED KINGDOM		23,747,635
UNITED STATES - 92.7%
Communication Services - 15.7%
Entertainment - 2.6%
Netflix Inc (b)	333,624	252,229,753
ROBLOX Corp Class A (b)	198,000	10,240,560
Roku Inc Class A (b)	251,000	16,084,080
Spotify Technology SA (b)	28,600	11,013,860
Take-Two Interactive Software Inc (b)	23,100	3,735,732
Walt Disney Co/The	85,100	8,186,620
		301,490,605
Interactive Media & Services - 13.0%
Alphabet Inc Class A	4,279,160	732,207,068
Epic Games Inc (b)(c)(d)	1,076	645,599
Meta Platforms Inc Class A	994,710	564,577,502
Reddit Inc Class A	35,300	4,211,290
Reddit Inc Class B (b)	134,285	16,020,201
Snap Inc Class A (b)	15,003,200	182,438,912
		1,500,100,572
Media - 0.0%
Trade Desk Inc (The) Class A (b)	41,700	5,012,757
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	38,300	8,547,028
TOTAL COMMUNICATION SERVICES		1,815,150,962

Consumer Discretionary - 17.7%
Automobiles - 1.1%
Neutron Holdings Inc (b)(c)(d)	691,699	30,019
Rad Power Bikes Inc (b)(c)(d)	110,210	27,553
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	74,246	45,290
Rivian Automotive Inc Class A (b)(e)	1,419,695	14,338,920
Tesla Inc (b)	453,605	113,333,209
		127,774,991
Broadline Retail - 8.0%
Amazon.com Inc (b)	4,915,400	916,230,561
Ollie's Bargain Outlet Holdings Inc (b)	59,100	5,427,153
		921,657,714
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	21,400	6,269,558
Hotels, Restaurants & Leisure - 2.2%
Airbnb Inc Class A (b)	285,100	38,428,629
Booking Holdings Inc	1,300	6,079,125
Brinker International Inc (b)	120,300	12,356,013
Carnival Corp (b)	209,500	4,609,000
Cava Group Inc (b)	34,000	4,541,040
Chipotle Mexican Grill Inc (b)	934,800	52,133,796
DoorDash Inc Class A (b)	25,600	4,011,520
DraftKings Inc Class A (b)	541,500	19,125,780
McDonald's Corp	43,600	12,735,996
Penn Entertainment Inc (b)	415,543	8,206,974
Planet Fitness Inc Class A (b)	82,900	6,509,308
Royal Caribbean Cruises Ltd	26,300	5,427,005
Starbucks Corp	561,000	54,809,700
Sweetgreen Inc Class A (b)	511,081	18,450,024
Texas Roadhouse Inc	16,700	3,191,704
Viking Holdings Ltd	111,600	4,380,300
Wingstop Inc	6,700	1,927,523
		256,923,437
Household Durables - 0.6%
DR Horton Inc	61,300	10,359,700
PulteGroup Inc	79,500	10,297,635
SharkNinja Inc	486,700	44,878,607
Toll Brothers Inc	25,400	3,719,576
		69,255,518
Specialty Retail - 3.9%
Abercrombie & Fitch Co Class A (b)	289,625	38,169,679
American Eagle Outfitters Inc	801,186	15,695,234
Bath & Body Works Inc	89,800	2,548,524
Carvana Co Class A (b)	384,100	94,991,771
Chewy Inc Class A (b)	129,800	3,500,706
Dick's Sporting Goods Inc	105,400	20,632,050
Fanatics Inc Class A (b)(c)(d)	159,285	11,740,897
Five Below Inc (b)	119,484	11,325,888
Floor & Decor Holdings Inc Class A (b)	12,400	1,277,820
Foot Locker Inc	13,600	315,384
Home Depot Inc/The	28,600	11,261,250
Lowe's Cos Inc	396,506	103,817,166
RH (b)	178,604	56,805,002
TJX Cos Inc/The	472,300	53,384,069
Victoria's Secret & Co (b)	272,400	8,242,824
Warby Parker Inc Class A (b)	336,679	5,699,975
Wayfair Inc Class A (b)	288,820	12,370,161
Williams-Sonoma Inc	36,200	4,855,506
		456,633,906
Textiles, Apparel & Luxury Goods - 1.8%
Crocs Inc (b)	81,984	8,839,515
Deckers Outdoor Corp (b)	543,096	87,378,715
Lululemon Athletica Inc (b)	194,874	58,052,965
NIKE Inc Class B	330,313	25,477,042
Ralph Lauren Corp Class A	17,400	3,443,981
Tory Burch LLC Class A (b)(c)(d)	106,817	4,158,386
Under Armour Inc Class A (b)	1,967,600	16,822,980
VF Corp	315,900	6,542,289
		210,715,873
TOTAL CONSUMER DISCRETIONARY		2,049,230,997

Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.5%
BJ's Wholesale Club Holdings Inc (b)	27,400	2,321,602
Costco Wholesale Corp	7,300	6,381,514
Target Corp	50,200	7,532,008
Walmart Inc	496,300	40,671,785
		56,906,909
Food Products - 0.0%
Real Good Food Co Inc/The Class A (b)(e)	49,300	16,274
Personal Care Products - 0.1%
Kenvue Inc	297,000	6,810,210
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(c)(d)	5,076,784	5,127,552
JUUL Labs Inc Class B (b)(c)(d)	2,450	2,474
Philip Morris International Inc	85,400	11,332,580
		16,462,606
TOTAL CONSUMER STAPLES		80,195,999

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Diamondback Energy Inc	130,800	23,121,516
EOG Resources Inc	137,000	16,708,520
		39,830,036
Financials - 3.6%
Banks - 0.3%
Citigroup Inc	266,300	17,088,471
M&T Bank Corp	23,700	4,613,916
US Bancorp	79,700	3,850,307
Wells Fargo & Co	63,500	4,122,420
		29,675,114
Capital Markets - 1.2%
Ares Management Corp Class A	14,200	2,381,056
Bank of New York Mellon Corp/The	31,600	2,381,376
Blue Owl Capital Inc Class A	658,700	14,728,532
Coinbase Global Inc Class A (b)	203,400	36,459,450
Goldman Sachs Group Inc/The	53,000	27,442,870
Interactive Brokers Group Inc Class A	9,100	1,388,478
Jefferies Financial Group Inc	78,000	4,990,440
KKR & Co Inc Class A	94,200	13,022,208
Moody's Corp	26,792	12,164,640
Morgan Stanley	122,300	14,217,375
Nasdaq Inc	15,500	1,145,760
Robinhood Markets Inc Class A (b)	117,600	2,762,424
		133,084,609
Consumer Finance - 0.3%
American Express Co	142,800	38,567,424
Financial Services - 1.7%
Affirm Holdings Inc Class A (b)	105,500	4,626,175
Apollo Global Management Inc	86,000	12,320,360
Berkshire Hathaway Inc Class B (b)	7,300	3,291,716
Block Inc Class A (b)	350,200	25,326,464
Fiserv Inc (b)	17,500	3,463,250
Mastercard Inc Class A	221,600	110,709,144
PayPal Holdings Inc (b)	35,100	2,783,430
Rocket Cos Inc Class A (b)	6,997	112,652
Toast Inc Class A (b)	268,300	8,057,049
Visa Inc Class A	84,000	24,347,400
		195,037,640
Insurance - 0.1%
Progressive Corp/The	96,300	23,384,529
The Travelers Companies, Inc.	4,600	1,131,323
		24,515,852
TOTAL FINANCIALS		420,880,639

Health Care - 7.0%
Biotechnology - 1.1%
Alnylam Pharmaceuticals Inc (b)	30,481	8,125,930
Apogee Therapeutics Inc (b)	51,300	2,669,652
Arcellx Inc (b)	15,400	1,297,758
Avidity Biosciences Inc (b)	37,900	1,601,654
Cibus Inc Class A (b)	32,171	128,362
Exact Sciences Corp (b)	81,200	5,597,116
Gilead Sciences Inc	85,300	7,576,346
Janux Therapeutics Inc (b)	21,800	1,176,982
Legend Biotech Corp ADR (b)	85,600	3,853,712
Madrigal Pharmaceuticals Inc (b)	5,700	1,478,238
Moderna Inc (b)	96,300	5,234,868
MoonLake Immunotherapeutics Class A (b)	81,300	3,773,946
Natera Inc (b)	36,100	4,366,656
Nurix Therapeutics Inc (b)	14,100	346,578
Regeneron Pharmaceuticals Inc (b)	87,400	73,258,680
Scholar Rock Holding Corp (b)	71,500	2,033,460
Summit Therapeutics Inc (b)	30,100	559,559
Viking Therapeutics Inc (b)	124,500	9,031,230
		132,110,727
Health Care Equipment & Supplies - 1.4%
Blink Health LLC Class A1 (b)(c)(d)	8,180	325,073
Boston Scientific Corp (b)	979,500	82,297,590
Glaukos Corp (b)	33,700	4,456,825
Insulet Corp (b)	40,500	9,376,965
Intuitive Surgical Inc (b)	92,100	46,403,664
Masimo Corp (b)	24,800	3,571,448
Stryker Corp	52,400	18,669,072
		165,100,637
Health Care Providers & Services - 1.0%
Tenet Healthcare Corp (b)	91,900	14,246,338
UnitedHealth Group Inc	174,400	98,448,800
		112,695,138
Health Care Technology - 0.0%
Multiplan Corp warrants (b)(d)	24,206	0
Life Sciences Tools & Services - 0.3%
Danaher Corp	104,300	25,622,338
Revvity Inc	4,100	486,219
Thermo Fisher Scientific Inc	13,500	7,375,320
		33,483,877
Pharmaceuticals - 3.2%
Eli Lilly & Co	365,379	303,169,572
Merck & Co Inc	172,000	17,599,040
Structure Therapeutics Inc ADR (b)	18,800	773,620
Zoetis Inc Class A	235,279	42,063,180
		363,605,412
TOTAL HEALTH CARE		806,995,791

Industrials - 4.1%
Aerospace & Defense - 1.3%
Axon Enterprise Inc (b)	16,400	6,945,400
Boeing Co (b)	357,480	53,375,339
GE Aerospace	142,000	24,392,760
Howmet Aerospace Inc	175,400	17,490,888
Space Exploration Technologies Corp (b)(c)(d)	227,030	26,544,348
Space Exploration Technologies Corp Class C (b)(c)(d)	6,860	802,071
Spirit AeroSystems Holdings Inc Class A (b)	150,600	4,874,922
Standardaero Inc	57,200	1,650,220
TransDigm Group Inc	5,400	7,032,420
		143,108,368
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	55,500	5,718,720
Building Products - 0.2%
AZEK Co Inc/The Class A (b)	72,900	3,207,600
Builders FirstSource Inc (b)	43,700	7,490,180
Fortune Brands Innovations Inc	69,500	5,791,435
Lennox International Inc	2,600	1,566,682
Trane Technologies PLC	11,200	4,145,792
		22,201,689
Commercial Services & Supplies - 0.0%
ACV Auctions Inc Class A (b)	167,100	2,889,159
Construction & Engineering - 0.1%
EMCOR Group Inc	11,900	5,308,233
Fluor Corp (b)	73,800	3,858,264
		9,166,497
Electrical Equipment - 0.3%
Acuity Brands Inc	17,400	5,232,006
Eaton Corp PLC	32,800	10,875,824
GE Vernova Inc	44,800	13,514,368
Vertiv Holdings Co Class A	40,400	4,415,316
		34,037,514
Ground Transportation - 1.6%
Avis Budget Group Inc	27,600	2,290,800
Bird Global Inc Stage 1 rights (b)(c)	549	0
Bird Global Inc Stage 2 rights (b)(c)	549	0
Bird Global Inc Stage 3 rights (b)(c)	549	0
Lyft Inc Class A (b)	3,638,989	47,197,687
Uber Technologies Inc (b)	1,659,775	119,586,789
		169,075,276
Industrial Conglomerates - 0.0%
3M Co	39,000	5,010,330
Machinery - 0.0%
Chart Industries Inc (b)	11,800	1,424,496
Passenger Airlines - 0.2%
Delta Air Lines Inc	165,200	9,452,744
United Airlines Holdings Inc (b)	209,500	16,395,470
		25,848,214
Professional Services - 0.0%
Parsons Corp (b)	14,900	1,611,584
Trading Companies & Distributors - 0.4%
Ferguson Enterprises Inc	53,300	10,486,242
FTAI Aviation Ltd	270,300	36,339,132
Watsco Inc	6,200	2,932,662
		49,758,036
TOTAL INDUSTRIALS		469,849,883

Information Technology - 42.5%
Communications Equipment - 0.1%
Arista Networks Inc (b)	29,700	11,477,268
Ciena Corp (b)	129,200	8,205,492
		19,682,760
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp Class A	191,100	12,807,522
Coherent Corp (b)	74,300	6,868,292
Corning Inc	238,600	11,354,974
		31,030,788
IT Services - 0.4%
Okta Inc Class A (b)	431,700	31,034,913
Snowflake Inc Class A (b)	99,300	11,401,626
		42,436,539
Semiconductors & Semiconductor Equipment - 20.4%
Advanced Micro Devices Inc (b)	262,519	37,821,112
Astera Labs Inc (b)	180,133	12,638,131
Broadcom Inc	639,500	108,567,915
Enphase Energy Inc (b)	40,800	3,388,032
First Solar Inc (b)	53,400	10,385,232
GlobalFoundries Inc (b)	839,660	30,647,590
Impinj Inc (b)	49,400	9,385,506
Lam Research Corp	75,600	5,620,860
Marvell Technology Inc	4,982,295	399,131,652
Micron Technology Inc	97,400	9,705,910
Monolithic Power Systems Inc	61,900	47,000,670
NVIDIA Corp	12,188,160	1,618,100,123
ON Semiconductor Corp (b)	786,413	55,434,252
Teradyne Inc	121,490	12,903,453
		2,360,730,438
Software - 10.0%
Applied Intuition Inc Class A (c)(d)	5,601	334,380
AppLovin Corp Class A (b)	443,000	75,039,770
Atom Tickets LLC (b)(c)(d)	344,068	2
Coreweave Inc Class A (c)	26,920	22,804,201
Datadog Inc Class A (b)	94,600	11,866,624
DocuSign Inc (b)	9,900	686,862
Figma Inc Class A (c)(d)	43,744	1,064,292
HubSpot Inc (b)	48,092	26,680,961
Klaviyo Inc Class A (b)(e)	38,800	1,475,564
Life360 Inc (b)	70,700	3,030,909
Microsoft Corp	2,123,800	863,006,130
OpenAI Global LLC rights (b)(c)(d)	5,005,573	5,005,573
Oracle Corp	155,100	26,031,984
Servicenow Inc (b)	107,423	100,224,585
Stripe Inc Class B (b)(c)(d)	19,900	547,449
Synopsys Inc (b)	12,300	6,317,403
Tanium Inc Class B (b)(c)(d)	151,000	1,322,760
Zoom Video Communications Inc Class A (b)	145,300	10,859,722
Zscaler Inc (b)	8,600	1,554,794
		1,157,853,965
Technology Hardware, Storage & Peripherals - 11.3%
Apple Inc	5,648,436	1,276,038,177
Dell Technologies Inc Class C	121,300	14,996,319
Western Digital Corp (b)	202,500	13,225,275
		1,304,259,771
TOTAL INFORMATION TECHNOLOGY		4,915,994,261

Materials - 0.7%
Chemicals - 0.1%
Linde PLC	12,900	5,884,335
Sherwin-Williams Co/The	25,300	9,076,881
Westlake Corp	11,300	1,490,922
		16,452,138
Construction Materials - 0.2%
CRH PLC	50,700	4,838,301
Eagle Materials Inc	24,900	7,107,954
Martin Marietta Materials Inc	8,700	5,153,358
Vulcan Materials Co	23,200	6,355,176
		23,454,789
Containers & Packaging - 0.1%
AptarGroup Inc	10,300	1,729,473
Crown Holdings Inc	25,700	2,404,235
Smurfit WestRock PLC	104,200	5,366,300
		9,500,008
Metals & Mining - 0.3%
ATI Inc (b)	128,200	6,757,422
Carpenter Technology Corp	141,000	21,079,500
		27,836,922
TOTAL MATERIALS		77,243,857

Real Estate - 0.4%
Health Care REITs - 0.3%
Welltower Inc	234,600	31,642,848
Real Estate Management & Development - 0.1%
Zillow Group Inc Class C (b)	159,200	9,566,328
TOTAL REAL ESTATE		41,209,176

TOTAL UNITED STATES		10,716,581,601
TOTAL COMMON STOCKS (Cost $5,066,212,567)		11,357,607,599

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (c)(d)	433,800	813,375
Neutron Holdings Inc 4% 6/12/2027 (c)(d)	115,200	216,000

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $549,000)		1,029,375

Convertible Preferred Stocks - 1.4%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	37,119	9,248,941
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	18,160	3,333,212
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho (c)(d)	32,839	1,823,550
Meesho (c)(d)	5,470	303,749
Meesho Series F (b)(c)(d)	5,077	286,850

TOTAL INDIA		2,414,149
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	140,500	890,770
Xsight Labs Ltd Series D1 (c)(d)	51,402	458,506

TOTAL ISRAEL		1,349,276
UNITED STATES - 1.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(c)(d)	12,405,800	538,412
Rad Power Bikes Inc Series A (b)(c)(d)	14,368	3,592
Rad Power Bikes Inc Series C (b)(c)(d)	56,537	37,314
Waymo LLC (c)(d)	25,928	2,022,643
Waymo LLC Series A2 (b)(c)(d)	15,200	969,456
		3,571,417
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	19,600	737,548
Food Products - 0.0%
AgBiome LLC Series C (b)(c)(d)	266,499	3
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	660,029	666,629
JUUL Labs Inc Series D (b)(c)(d)	5,110	5,161
		671,790
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)	65,000	837,200
Tenstorrent Holdings Inc Series D1 (c)(d)	16,400	1,293,960
		2,131,160
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series B (b)(c)(d)	1,069	233,053
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	642	131,539
		364,592
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(c)(d)	27,197	1,080,809
Blink Health LLC Series D (c)(d)	5,797	230,373
		1,311,182
TOTAL HEALTH CARE		1,675,774

Industrials - 0.8%
Aerospace & Defense - 0.8%
Anduril Industries Inc (c)(d)	87,397	2,045,964
Space Exploration Technologies Corp Series G (b)(c)(d)	43,447	50,798,233
Space Exploration Technologies Corp Series H (b)(c)(d)	6,348	7,422,082
Space Exploration Technologies Corp Series J (b)(c)(d)	5,376	6,285,619
Space Exploration Technologies Corp Series N (b)(c)(d)	12,799	14,964,591
		81,516,489
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (c)(d)	46,703	1,959,191
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (b)(c)(d)	12,033	1,377,418
Beta Technologies Inc Series C, 6% (c)(d)	4,429	506,987
		1,884,405
TOTAL INDUSTRIALS		85,360,085

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp Series E (b)(c)(d)	1,441,706	865,023
Frore Systems Inc Series C (c)(d)	63,198	1,022,544
		1,887,567
Semiconductors & Semiconductor Equipment - 0.0%
Retym Inc Series C (b)(c)(d)	168,905	1,459,339
Software - 0.4%
Anthropic PBC Series D (c)(d)	67,650	2,396,840
Applied Intuition Inc Series A2 (c)(d)	7,292	435,332
Applied Intuition Inc Series B2 (c)(d)	3,516	209,905
Coreweave Inc Series C (c)(d)	1,727	1,699,662
Databricks Inc Series G (b)(c)(d)	51,900	4,254,243
Databricks Inc Series I (b)(c)(d)	1,191	97,626
Dataminr Inc Series D, 8% (b)(c)(d)	115,901	1,515,985
Lyte Ai Inc (c)(d)	117,675	1,488,589
MOLOCO Inc Series A (b)(c)(d)	19,537	1,081,764
Runway AI Inc (c)(d)	9,191	996,488
Stripe Inc Series H (b)(c)(d)	8,700	239,337
Stripe Inc Series I (b)(c)(d)	135,124	3,717,261
xAI Corp Series B (c)(d)	635,731	12,937,126
		31,070,158
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc (c)(d)	62,356	5,002,853
Lightmatter Inc Series C1 (b)(c)(d)	77,697	5,027,773
Lightmatter Inc Series C2 (c)(d)	12,204	804,854
		10,835,480
TOTAL INFORMATION TECHNOLOGY		45,252,544

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	125,000	3,450,000
TOTAL UNITED STATES		142,850,321
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $83,615,326)		159,195,899

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(c)(d) (Cost $3,185,523)	9,636	2,186,023

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d)	74,246	103,964
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(i)	74,970	65,506
TOTAL UNITED STATES		169,470
TOTAL PREFERRED SECURITIES (Cost $149,216)		169,470

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.87	58,642,926	58,654,655
Fidelity Securities Lending Cash Central Fund (j)(k)	4.87	19,922,547	19,924,539
TOTAL MONEY MARKET FUNDS (Cost $78,579,194)			78,579,194

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $5,232,290,826)	11,598,767,560
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(34,546,296)
NET ASSETS - 100.0%	11,564,221,264

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $227,133,828 or 1.7% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $2,137,129.56 and all restrictions are set to expire on or before January 31, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,428,292 or 0.0% of net assets.

(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,867,127 or 0.0% of net assets.

(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AgBiome LLC Series C	6/29/18	1,687,925

Akeana Series C	1/23/24	829,452

Anduril Industries Inc	8/07/24	1,899,714

Ant International Co Ltd Class C	5/16/18	2,989,179

Anthropic PBC Series D	5/31/24	2,029,804

Applied Intuition Inc Class A	7/02/24	334,351

Applied Intuition Inc Series A2	7/02/24	435,295

Applied Intuition Inc Series B2	7/02/24	209,887

Atom Tickets LLC	8/15/17	2,282,871

Beta Technologies Inc Series A	4/09/21	881,658

Beta Technologies Inc Series C, 6%	10/24/24	506,988

Blink Health LLC Class A1	12/30/20 - 6/17/24	233,946

Blink Health LLC Series C	11/07/19 - 1/21/21	1,038,273

Blink Health LLC Series D	6/17/24 - 6/25/24	243,474

Bolt Technology OU Series E	1/03/22	4,717,904

ByteDance Ltd Series E1	11/18/20	4,067,284

Castle Creek Biosciences Inc Series A4	9/29/16	3,185,523

Castle Creek Biosciences Inc Series B	10/09/18	440,268

Castle Creek Biosciences Inc Series D2	6/28/21	110,200

Coreweave Inc Series C	5/17/24	1,345,419

Databricks Inc Series G	2/01/21	3,068,465

Databricks Inc Series I	9/14/23	87,539

Dataminr Inc Series D, 8%	3/06/15	1,477,738

Diamond Foundry Inc Series C	3/15/21	3,000,000

Enevate Corp 6%	11/02/23	74,970

Enevate Corp Series E	1/29/21	1,598,398

Epic Games Inc	7/30/20	618,700

Fanatics Inc Class A	8/13/20	2,754,038

Figma Inc Class A	5/15/24	1,014,555

Frore Systems Inc Series C	5/10/24	1,015,617

GoBrands Inc Series G	3/02/21	4,894,459

JUUL Labs Inc Class A	2/23/24	5,152,783

JUUL Labs Inc Class B	11/21/17	0

JUUL Labs Inc Series C	5/22/15 - 7/06/18	0

JUUL Labs Inc Series D	6/25/18 - 7/06/18	0

Lenskart Solutions Pvt Ltd	4/30/24	5,104,010

Lightmatter Inc	10/11/24	5,002,853

Lightmatter Inc Series C1	5/19/23	1,278,644

Lightmatter Inc Series C2	12/18/23	317,326

Lyte Ai Inc	8/13/24	1,492,837

Meesho	7/15/24	1,838,984

Meesho	7/15/24	306,320

Meesho Series F	7/15/24	284,312

MOLOCO Inc Series A	6/26/23	1,172,220

Multiplan Corp warrants	10/08/20	0

Neutron Holdings Inc	2/04/21	6,918

Neutron Holdings Inc 4% 5/22/2027	6/04/20	433,800

Neutron Holdings Inc 4% 6/12/2027	6/12/20	115,200

Neutron Holdings Inc Series 1C	7/03/18	2,268,276

OpenAI Global LLC rights	9/30/24	5,005,573

Rad Power Bikes Inc	1/21/21	531,635

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	74,246

Rad Power Bikes Inc Series A	1/21/21	69,309

Rad Power Bikes Inc Series C	1/21/21	272,725

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Retym Inc Series C	5/17/23 - 6/20/23	1,314,385

Runway AI Inc	9/06/24	996,468

Space Exploration Technologies Corp	4/06/17 - 9/11/17	2,534,625

Space Exploration Technologies Corp Class C	9/11/17	92,610

Space Exploration Technologies Corp Series G	1/20/15 - 9/07/23	3,949,239

Space Exploration Technologies Corp Series H	8/04/17	856,980

Space Exploration Technologies Corp Series J	9/07/23	4,354,560

Space Exploration Technologies Corp Series N	8/04/20	3,455,730

Stripe Inc Class B	5/18/21	798,555

Stripe Inc Series H	3/15/21	349,088

Stripe Inc Series I	3/20/23 - 5/12/23	2,720,606

Tanium Inc Class B	4/21/17	749,609

Tenstorrent Holdings Inc Series D1	7/16/24	1,292,754

Tory Burch LLC Class A	5/14/15	7,724,401

Waymo LLC	10/18/24	2,027,603

Waymo LLC Series A2	5/08/20	1,305,181

xAI Corp Series B	5/13/24	7,609,700

Xsight Labs Ltd Series D	2/16/21	1,123,438

Xsight Labs Ltd Series D1	1/11/24	411,010

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Zipline International Inc Series G	6/07/24	1,959,018

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	44,532,626	621,253,599	607,131,570	1,395,280	-	-	58,654,655	0.1%
Fidelity Securities Lending Cash Central Fund	21,447,503	101,590,906	103,113,870	12,325	-	-	19,924,539	0.1%
Total	65,980,129	722,844,505	710,245,440	1,407,605	-	-	78,579,194

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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